INCOME TAX EXPENSE (RECOVERY) - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate
Combined statutory income tax rate (as a percent)	26.50%	26.50%
Increase (decrease) resulting from:
Mining taxes (as a percent)	1.20%	8.00%
Percentage of depletion (as a percent)	(1.40%)	(3.40%)
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense (as a percent)	4.50%	42.10%
Change in unrecognized deferred tax assets (as a percent)	(4.10%)	59.20%
Over provided in prior periods (as a percent)	(0.40%)	(34.40%)
Income not subject to tax (as a percent)	(0.70%)	(17.10%)
Effect of non-deductible (non-taxable) impairment/(reversals) (as a percent)	(4.20%)	0.20%
Accounting expenses disallowed for tax (as a percent)	2.30%	17.80%
Taxes on repatriation of foreign earnings (as a percent)	0.50%	12.40%
AMT credit receivable due to US Tax Reform (as a percent)	(0.50%)	(7.80%)
Other (as a percent)	1.90%	19.10%
Effective tax rate (as a percent)	25.60%	122.60%